SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Arrangements by Share-based Payment Award (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Number of options Outstanding	16,237,346
Number of options Granted	819,904
Number of options Exercised	(524,938)
Number of options Forfeited	(608,861)
Number of options Outstanding at End	15,923,451
Number of options Exercisable	9,162,637
Weighted- average exercise price,Outstanding	$ 5.55
Weighted- average exercise price Granted	3.85
Weighted- average exercise price Exercised	0.59
Weighted- average exercise price Forfeited	4.28
Weighted- average exercise price Outstanding at end	5.67
Weighted- average exercise price Exercisable	$ 5.68
Weighted- average remaining contractual term Outstanding	6 years 4 months 28 days	6 years 11 months 12 days
Weighted- average remaining contractual term Outstanding at end	6 years 4 months 28 days	6 years 11 months 12 days
Weighted- average remaining contractual term Exercisable	6 years 1 month 28 days
Aggregate intrinsic value, Outstanding	$ 43,173,240
Aggregate intrinsic value, Granted	$ 0
Aggregate intrinsic value, Exercised	$ 1,716,500
Aggregate intrinsic value, Forfeited	$ 880,993
Aggregate intrinsic value, Outstanding at end	$ 21,233,790
Aggregate intrinsic value Exercisable	$ 15,481,896